Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 16, 2016
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Aug. 16, 2016
Document Effective Date	Aug. 17, 2016
Prospectus Date	Aug. 19, 2016
MFS® Blended Research® Mid Cap Equity Fund | A
Prospectus:
Trading Symbol	BMSFX
MFS® Blended Research® Mid Cap Equity Fund | B
Prospectus:
Trading Symbol	BMSBX
MFS® Blended Research® Mid Cap Equity Fund | C
Prospectus:
Trading Symbol	BMSDX
MFS® Blended Research® Mid Cap Equity Fund | I
Prospectus:
Trading Symbol	BMSLX
MFS® Blended Research® Mid Cap Equity Fund | R1
Prospectus:
Trading Symbol	BMSRX
MFS® Blended Research® Mid Cap Equity Fund | R2
Prospectus:
Trading Symbol	BMSSX
MFS® Blended Research® Mid Cap Equity Fund | R3
Prospectus:
Trading Symbol	BMSTX
MFS® Blended Research® Mid Cap Equity Fund | R4
Prospectus:
Trading Symbol	BMSVX
MFS® Blended Research® Mid Cap Equity Fund | R5
Prospectus:
Trading Symbol	BMSYX